Leases (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 20, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2025	Jul. 09, 2025
Leases [Abstract]
Option to extend	four-year
Initial term	4 years
Reduction percent					50.00%
Restricted deposit						$ 189
Cash payments related to operating lease liabilities		$ 93	$ 641	$ 620